RELATED PARTY TRANSACTIONS AND BALANCES - Balances with related parties (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
Due from a related party	$ 28,667	$ 28,667
Due to a related party	3,529	3,566
Related Party | Anruitai Investment Limited
RELATED PARTY TRANSACTIONS AND BALANCES
Due from a related party	28,667	28,667
Related Party | Ms. Wenxiu Zhong
RELATED PARTY TRANSACTIONS AND BALANCES
Due to a related party	$ 3,529	$ 3,566